Share-based Awards - Additional Information (Details) - USD ($) $ in Thousands										1 Months Ended			12 Months Ended
	Nov. 27, 2021	Jul. 01, 2021	Feb. 26, 2021	Nov. 27, 2020	Aug. 03, 2020	Apr. 27, 2020	Aug. 12, 2019	Sep. 22, 2016	Jan. 28, 2015	Oct. 31, 2021	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares vesting period								4 years					5 years
Number of shares granted													820,000	6,163,017	5,414,300
Vesting period to exercise option after commencement date														6 years
Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares vesting period								4 years	5 years
Unrecognized share-based compensation expense													$ 1,130
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense													$ 3,932
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted										140,000
Percentage increase in number of shares issued and outstanding											1.00%
2019 Plan | Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	2,717,500	239,600	3,304,000
2018 Stock Option Scheme
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted		680,000										12,187,420
2018 Stock Option Scheme | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted												55,980,360
Revised 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted				200,000	1,000,000	4,963,017	5,414,300
Revised 2018 Plan | Maximum | Directors, Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of ordinary shares issued											40,147,720